ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Liquidity

Liquidity

The Company has incurred, and expects to continue to incur, significant operating losses and negative cash flows for at least the next several years as it continues to develop its drug candidates. To date, the Company has not generated any revenue, and it does not expect to generate revenue unless and until it successfully completes development and obtains regulatory approval for one of its product candidates.

Management believes that the Company’s existing cash, together with the net proceeds from the IPO, will allow the Company to continue its operations for at least 12 months from the issuance date of these financial statements.  If the Company is unable to obtain additional funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Going Concern

The Company has evaluated whether there are conditions and events considered in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern.

Through December 31, 2018, the Company has primarily funded its operations with proceeds from the sale of convertible preferred stock (see Note 6). The Company has incurred recurring losses from operations since its inception, including net losses of $4.3 million and $16.5 million for the years ended December 31, 2017 and December 31, 2018, respectively, and has used cash in operations of $3.2 million and $11.2 million for the years ended December 31, 2017 and December 31, 2018, respectively. In addition, as of December 31, 2018, the Company had an accumulated deficit of $21.3 million. The Company expects its operating losses and negative cash flows to continue into the foreseeable future as it continues to develop, manufacture, and commercialize its product candidates.

The Company is seeking to complete an initial public offering (“IPO”) of its common stock. In the event the Company does not complete an IPO, and even after the completion of an IPO, the Company expects to seek additional funding through private or public equity financings, debt financings, collaborations, or other strategic transactions. The Company may not be able to obtain funding on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.

If the Company is unable to obtain funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Based on the operating losses incurred since inception, the expectation of continuing operating losses for the foreseeable future, and the need to raise additional capital to finance its operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements are issued.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Risk and Uncertainties

Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations and reliance on third‑party manufacturers.

Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations and reliance on third‑party manufacturers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Unaudited Pro Forma Information

Unaudited Pro Forma Information

The accompanying unaudited pro forma balance sheet as of December 31, 2018 has been prepared to give effect, upon the closing of a qualified IPO, to the conversion of all outstanding convertible preferred stock into 7,095,746 shares of common stock.

The accompanying unaudited pro forma basic and diluted net loss per share attributable to common stockholders in the statements of operations for the year ended December 31, 2018 have been prepared to give effect, upon the closing of a qualified IPO, to the conversion of all outstanding shares of convertible preferred stock into shares of common stock as of December 31, 2018.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in the statement of stockholders’ (deficit) equity as a reduction of proceeds generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the statement of operations.

Upon closing the IPO in May 2019, $2.6 million in deferred offering costs were reclassified from prepaid and other current assets and recorded against the IPO proceeds reducing additional paid-in capital.  As of September 30, 2019, the Company did not have any deferred offering costs recorded in prepaid and other current assets.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third‑party fees that are directly associated with in‑process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in the statement of convertible preferred stock and stockholders’ (deficit) equity as a reduction of proceeds generated as a result of the offering.

Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the statement of operations. The Company recorded deferred offering costs of $0.3 million as of December 31, 2018 in prepaid expenses and other current assets.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are reported on a recurring basis at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short‑term, highly liquid investments, with an original maturity of three months or less, to be cash equivalents. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in these accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Common Stock Valuation

Common Stock Valuation

The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Company has utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately‑Held Company Equity Securities Issued as Compensation (the “Practice Aid”), to estimate the fair value of its common stock. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company’s common stock at the time of, and the likelihood of, achieving a liquidity event, such as an IPO or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.

Convertible Preferred Stock

Convertible Preferred Stock

The Company records shares of its convertible preferred stock at their respective fair values on the dates of issuance less issuance costs. The Company classifies shares of its convertible preferred stock outside of stockholders’ deficit when the redemption of such units or shares is outside the Company’s control. The Company does not adjust the carrying values of the convertible preferred units or convertible preferred stock to the liquidation preferences of such units or shares until such time as a deemed liquidation event is probable of occurring.

Research and Development

Research and Development

The Company expenses all costs incurred in performing research and development activities. Research and development expenses include salaries and other related costs, materials and supplies, preclinical expenses, manufacturing expenses, contract services and other outside expenses. As part of the process of preparing the financial statements, the Company is required to estimate their accrued research and development expenses. The Company makes estimates of the accrued expenses as of each balance sheet date in the financial statements based on facts and circumstances known at that time. In addition, there may be instances in which payments made to the Company’s vendors will exceed the level of services provided and result in a prepayment of the expense in which case such amounts are reflected as prepaid expenses and other current assets. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts the accrual or the amount of prepaid expenses accordingly. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized in prepaid expenses and other current assets. The capitalized amounts are expensed as the related goods are delivered or the services are performed.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of salaries and other related costs, including stock‑based compensation, for personnel in the Company’s executive and finance functions. General and administrative expenses also include professional fees for legal, accounting, auditing, tax and consulting services; travel expenses; and facility‑related expenses, which include allocated expenses for rent and maintenance of facilities and other operating costs.

Stock-Based Compensation

Stock‑Based Compensation

The Company accounts for its stock-based compensation as expense in the condensed statements of operations based on the awards' grant date fair values. The Company accounts for forfeitures as they occur by reversing any expense recognized for unvested awards.

The Company estimates the fair value of options granted using the Black-Scholes option pricing model with the exception of stock options that include service, performance and market conditions, which are valued using the Monte-Carlo simulation model. The Black-Scholes option pricing model requires inputs based on certain subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk-free interest rate and (d) expected dividends. The Company has historically been a private company and lacks company-specific historical and implied volatility information. Therefore, the Company estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The Company uses the simplified method as allowed by the Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.  A Monte-Carlo simulation is an analytical method used to estimate fair value by performing a large number of simulations or trial runs and thereby determining a value based on the possible outcomes from these trial runs based on the specific vesting conditions.

The fair value of stock-based payments is recognized as expense over the requisite service period which is generally the vesting period, with the exception of the fair value of stock-based payments for awards that include service, performance and market conditions, which is recognized as expense over the derived service period determined using the Monte-Carlo simulation.

Stock‑Based Compensation

The Company accounts for its stock‑based compensation as expense in the statements of operations based on the awards’ grant date fair values. The Company accounts for forfeitures as they occur by reversing any expense recognized for unvested awards.

The Company estimates the fair value of options granted using the Black‑Scholes option pricing model. The Black‑Scholes option pricing model requires inputs based on certain subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk‑free interest rate and (d) expected dividends. Due to the lack of a public market for the Company’s common stock and a lack of company‑specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The Company uses the simplified method as allowed by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 107, Share‑Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk‑free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.

The fair value of stock‑based payments is recognized as expense over the requisite service period which is generally the vesting period.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for deferred income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities at currently enacted tax rates. These temporary differences primarily relate to net operating loss carryforwards available to offset future taxable income. Valuation allowances are established, if necessary, to reduce a deferred tax asset to the amount that will more likely than not be realized.

The Company recognizes tax liabilities from an uncertain tax position only if it is more likely than not that the tax position will not be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. There are no uncertain tax positions that have been recognized in the accompanying financial statements. The Company is required to file tax returns in the U.S. federal jurisdiction and in the state of New York. The Company’s policy is to recognize interest and penalties related to uncertain tax benefits, if any, as part of income tax expense. No such interest and penalties have been accrued as of December 31, 2017 and 2018.

Net Loss per Share and Unaudited Pro Forma Net Loss per Share

Net Loss per Share and Unaudited Pro Forma Net Loss per Share

Basic net loss per share is calculated by dividing net loss available to common stockholders by the weighted‑average common stock outstanding. Diluted net loss per share is calculated similarly, except that it includes the dilutive effect of the assumed exercise of securities, including outstanding warrants and the effect of shares issuable under the Company’s stock‑based compensation plan, if such effect is dilutive.

Unaudited pro forma net loss per share attributable to common stockholders is computed using the weighted‑average number of common shares outstanding after giving effect to the conversion of all outstanding convertible preferred stock into shares of common stock as if such conversion had occurred at January 1, 2018, or the date of original issuance, if later.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise for which separate discrete information is available for evaluation by the chief operating decision‑maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision‑maker, the Company’s chief executive officer, views the Company’s operations and manages its business as a single operating segment, which is the business of discovering and developing its product candidates.

Recently Adopted and Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The new accounting pronouncements recently adopted by the Company are described in the Company’s audited financial statements as of and for the year ended December 31, 2018, and the notes thereto, which are included in the Company’s Prospectus as filed with the SEC on May 14, 2019.  Except as described below, there have been no new accounting pronouncements adopted by the Company during the nine months ended September 30, 2019.

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases on their balance sheet date (“ASU No. 2016-02”). ASU No. 2016-02 is effective for fiscal years beginning after December 15, 2018. In July 2018, an amendment was made that allows companies the option of using the effective date of the new standard as the initial application date (at the beginning of the period in which the new standard is adopted, rather than at the beginning of the earliest comparative period). This update includes a short-term lease exception for leases with a term of 12 months or less, in which a lessee can make an accounting policy election not to recognize the associated lease assets and lease liabilities on its balance sheet. Additionally, in March 2019, the FASB issued ASU 2019-01, Leases (Topic 842): Codification Improvements (“ASU No. 2019-01”). ASU No. 2019-01 clarifies the transition guidance related to interim disclosures provided in the year of adoption. Lessees will continue to differentiate between finance leases (previously referred to as capital leases) and operating leases, using classification criteria that are substantially similar to the previous guidance. For lessees, the recognition, measurement, and presentation of expenses and cash flows arising from a lease did not significantly change from previous U.S. GAAP. The modified retrospective method includes several optional practical expedients that entities may elect to apply, as well as transition guidance specific to nonstandard leasing transactions. The Company adopted Topic 842 on January 1, 2019 using a cumulative-effect adjustment on the effective date of the standard, for which comparative periods are presented in accordance with the previous guidance under ASC 840.

In adopting Topic 842, the Company elected to utilize the available package of practical expedients permitted under the transition guidance within the new standard, which does not require the reassessment of the following: i) whether existing or expired arrangements are or contain a lease; ii) the lease classification of existing or expired leases; and iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. Additionally, the Company made an accounting policy election not to recognize assets or related lease liabilities with a lease term of twelve months or less in its condensed balance sheet.

The adoption of this standard did not have an impact on the Company’s condensed balance sheet as all of the Company’s leases are for terms that are less than 12 months. Additionally, the adoption of this standard did not have a material impact on the Company’s condensed statements of operations or condensed statement of cash flows. On August 6, 2019 the Company entered into a lease for approximately 6,579 square feet of new office space in New York City (the “Lease”). The Lease will commence upon delivery of the premise after certain improvements are made, which is anticipated to be on or about November 1, 2019 (the “Commencement Date”), for a five-year period. Under the Lease, the Company will pay monthly rent of approximately $38,000 for the first year following the Commencement Date, and such rent will increase by a nominal percentage every year following the first anniversary of the Commencement Date. The Company will also pay a real estate tax escalation, as additional rent, over a base year. Total lease obligation over the term of the lease will be approximately $2.4 million.

Recently Issued Accounting Pronouncements

The FASB issued authoritative guidance that amends guidance on reporting credit losses for assets, including available-for-sale marketable securities and any other financial assets not excluded from the scope that have the contractual right to receive cash. For available-for-sale marketable securities, credit losses should be measured in a manner similar to current generally accepted accounting standards; however, ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, will require that credit losses be presented as an allowance rather than as a write-down. We are currently in the process of evaluating the impact of this guidance on our condensed financial statements.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014‑09”), which modifies how all entities recognize revenue, and consolidates into one Accounting Standards Codification (“ASC”) (ASC Topic 606, Revenue from Contracts with Customers), the current guidance found in ASC Topic 605, and various other revenue accounting standards for specialized transactions and industries. ASU No. 2014‑09 outlines a comprehensive five‑step revenue recognition model based on the principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015‑14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date (“ASU No. 2015‑14”), which defers the effective date of ASU No. 2014‑09 by one year. Early adoption is permitted for annual periods beginning after December 15, 2016. To date, the Company has not had any arrangements that are within the scope of ASU No. 2014‑09, or its predecessor, ASC Topic 605. The Company adopted these pronouncements on January 1, 2017, which did not have any impact on the Company’s financial statements.

In March 2016, the FASB issued ASU No. 2016‑09, Improvements to Employee Share‑Based Payment Accounting (“ASU No. 2016‑09”), which simplifies share‑based payment accounting through a variety of amendments. The Company elected to early adopt this guidance effective January 1, 2016, and has elected to account for forfeitures as incurred and therefore no forfeiture estimate is utilized in the year ended December 31, 2017. Adoption of ASU No. 2016‑09 did not have a material impact on the Company’s financial statements.

In May 2017, the FASB issued ASU No. 2017‑09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU No. 2017‑09”), which clarifies when to account for a change to the terms or conditions of a share‑based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU No. 2017‑09 as of January 1, 2018, which did not have a material impact on the Company’s financial statements.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share‑Based Payment Accounting (“ASU No. 2018‑07”). These amendments expand the scope of Topic 718, Compensation—Stock Compensation, which currently only includes share‑based payments to employees, to include share‑based payments issued to nonemployees for goods or services. Consequently, the accounting for share‑based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505‑50, Equity—Equity‑Based Payments to Non‑Employees. This standard is effective for public companies for annual periods beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted as long as ASU No. 2014‑09 has been adopted by the Company. The Company adopted ASU No. 2018‑07 as of January 1, 2017, which did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842), which requires lessees to recognize assets and liabilities for leases with lease terms greater than 12 months in the statement of financial position. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016‑02 also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2016‑02 will have on its financial statements.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. which, eliminates, modifies, and adds disclosure requirements on fair value measurements. The standard is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2018‑13 will have on its financial statements.